Consolidating financial information - Statement of comprehensive income (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Consolidating financial information
Profit/(loss) for the period		£ 2,500	£ 1,117	[1]
Items that do not qualify for reclassification
- contributions in preparation for ring-fencing (1)	[1],[2]		(2,000)
- other movements		(68)
(Loss)/profit on fair value of credit in financial liabilities designated at FVTPL due to own credit risk		(96)	95	[1]
Fair value through other comprehensive income (FVOCI) financial assets		38	3	[1]
Tax		26	500	[1]
Total - Items that do not qualify for reclassification		(100)	(1,402)	[1]
Items that do qualify for reclassification
Fair value through other comprehensive income		(12)	199	[1]
Cash flow hedges		402	(521)	[1]
Currency translation		(241)	18	[1]
Tax		(122)	97	[1]
Total - Items that do qualify for reclassification		27	(207)	[1]
Other comprehensive loss after tax		(73)	(1,609)	[1]
Total comprehensive income/(loss) for the period		2,427	(492)	[1]
Total comprehensive income/(loss) attributable to:
Ordinary shareholders		1,950	(708)	[1]
Preference shareholders		20	74	[1]
Paid-in equity holders		182	171	[1]
Non-controlling interests		275	(29)	[1]
Inter segment/consolidation adjustments
Consolidating financial information
Profit/(loss) for the period		(2,039)	(33,859)
Items that do not qualify for reclassification
Fair value through other comprehensive income (FVOCI) financial assets		51	6
Total - Items that do not qualify for reclassification		51	6
Items that do qualify for reclassification
Fair value through other comprehensive income			(10)
Cash flow hedges		(16)	(350)
Currency translation		(290)	355
Tax		(11)	95
Total - Items that do qualify for reclassification		(317)	90
Other comprehensive loss after tax		(266)	96
Total comprehensive income/(loss) for the period		(2,305)	(33,763)
Total comprehensive income/(loss) attributable to:
Ordinary shareholders		(2,395)	(33,732)
Paid-in equity holders		(184)
Non-controlling interests		274	(31)
RBSG plc
Consolidating financial information
Profit/(loss) for the period		2,464	33,846
Items that do qualify for reclassification
Cash flow hedges		7	28
Tax		(1)	(5)
Total - Items that do qualify for reclassification		6	23
Other comprehensive loss after tax		6	23
Total comprehensive income/(loss) for the period		2,470	33,869
Total comprehensive income/(loss) attributable to:
Ordinary shareholders		2,268	33,624
Preference shareholders		20	74
Paid-in equity holders		182	171
NWM Plc
Consolidating financial information
Profit/(loss) for the period		153	(351)
Items that do not qualify for reclassification
(Loss)/profit on fair value of credit in financial liabilities designated at FVTPL due to own credit risk		(39)	59
Fair value through other comprehensive income (FVOCI) financial assets		(52)
Tax		31	(16)
Total - Items that do not qualify for reclassification		(60)	43
Items that do qualify for reclassification
Fair value through other comprehensive income		26	(323)
Cash flow hedges		53	234
Currency translation		44	56
Tax		(12)	27
Total - Items that do qualify for reclassification		111	(6)
Other comprehensive loss after tax		51	37
Total comprehensive income/(loss) for the period		204	(314)
Total comprehensive income/(loss) attributable to:
Ordinary shareholders		174	(314)
Paid-in equity holders		30
Subsidiaries
Consolidating financial information
Profit/(loss) for the period		1,922	1,481
Items that do not qualify for reclassification
- contributions in preparation for ring-fencing (1)			(2,000)
- other movements		(68)
(Loss)/profit on fair value of credit in financial liabilities designated at FVTPL due to own credit risk		(57)	36
Fair value through other comprehensive income (FVOCI) financial assets		39	(3)
Tax		(5)	516
Total - Items that do not qualify for reclassification		(91)	(1,451)
Items that do qualify for reclassification
Fair value through other comprehensive income		(38)	532
Cash flow hedges		358	(433)
Currency translation		5	(393)
Tax		(98)	(20)
Total - Items that do qualify for reclassification		227	(314)
Other comprehensive loss after tax		136	(1,765)
Total comprehensive income/(loss) for the period		2,058	(284)
Total comprehensive income/(loss) attributable to:
Ordinary shareholders		1,903	(286)
Paid-in equity holders		154
Non-controlling interests		£ 1	£ 2

[1]	Restated. Refer to Note 2 for further details.
[2]	On 17 April 2018, RBS agreed a Memorandum of Understanding (MoU) with the Trustees of the RBS Group Pension Fund in connection with the requirements of ring-fencing. NatWest Markets Plc could not continue to be a participant in the Main section and separate arrangements were required for its employees. Under the MoU, NatWest Plc made a contribution of £2 billion on 9 October 2018 to strengthen funding of the Main section in recognition of the changes in covenant. In Q1 2019, NatWest Markets Plc paid a contribution of £53 million to the new NatWest Markets section relating to the non-ring fenced bank.